Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 25,982	$ 22,773
Other real estate owned	1,194	1,227
Accrued expenses	186	81
Net unrealized losses on available for sale investment securities	130,586	9,062
Other	5,000	4,842
Total deferred tax assets	162,948	37,985
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(13,615)	(12,163)
Impairment charges on available-for-securities	(19)	(19)
Identified intangible assets and goodwill	(14,125)	(13,966)
Other	(36,566)	(24,235)
Total deferred tax liabilities	64,325	50,383
Net deferred tax asset	$ 98,623
Net deferred tax liability		$ (12,398)